Long-term Investments (Details 1)		1 Months Ended		12 Months Ended
		Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance				$ 497,679
Capital increase				(35,612)
Loss on investment				(129,193)
Impairment of equity method investments	[1]					$ (38,448)
Foreign currency translation adjustments				26,668
Ending balance				359,542		497,679
Wecast Internet
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance	[2]			132,782
Capital increase		$ 149,750	¥ 1,000,000	(35,612)	[2]
Loss on investment	[2]			(93,481)
Impairment of equity method investments	[2]			0
Foreign currency translation adjustments	[2]			2,355
Ending balance	[2]			6,044		132,782
Hua Cheng
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance	[3]			364,897
Capital increase	[3]			0
Loss on investment	[3]			(35,712)
Impairment of equity method investments	[3]			0
Foreign currency translation adjustments	[3]			24,313
Ending balance	[3]			353,498		364,897
Shandong Media
Schedule Of Equity Method Investment [Roll Forward]
Beginning balance	[4]			0
Capital increase	[4]			0
Loss on investment	[4]			0
Impairment of equity method investments	[4]			0
Foreign currency translation adjustments	[4]			0
Ending balance	[4]			$ 0		$ 0

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")
[2]	Investment in Wecast Internet In October 2016, the Company's subsidiary, YOU On Demand (Asia) Ltd., invested RMB 1,000,000 (approximately $149,750) in Wecast Internet Limited ("Wecast Internet") and held its 50% equity ownership. In 2017, Wecast Internet closed its 100% owned subsidiary and the Company received $35,612 previous capital investment, and expects to receive the remaining from Wecast Internet in 2018.
[3]	Investment in Hua Cheng As of the years ended December 31, 2017 and 2016, the Company held 39% equity ownership in Hua Cheng, and accounted for the investment by the equity method.
[4]	Investment in Shandong Media As of the years ended December 31 2017 and 2016, the Company held 30% equity ownership in Shandong Media, and accounts for the investment by the equity method. The investment was fully impaired as of December 31, 2017 and 2016.